SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's liabilities measured at fair value using significant unobservable inputs (Level 3)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Company's liabilities measured at fair value using significant unobservable inputs (Level 3) [Line Items]
Beginning balance
Settlements	(3,018)
Changes in fair value recognized in earnings	1,067
Ending balance	13,645
SweetIM Ltd. [Member]
Company's liabilities measured at fair value using significant unobservable inputs (Level 3) [Line Items]
Acquisition	7,239
Grow Mobile, Inc [Member]
Company's liabilities measured at fair value using significant unobservable inputs (Level 3) [Line Items]
Acquisition	7,410
Changes in fair value recognized in earnings	$ 947